Preferred Shares - Accounting of Preferred Shares (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / $ shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) ¥ / $	Mar. 31, 2021
Temporary Equity [Line Items]
Number of shares held by shareholder who made full payment of purchase consideration | shares	1
Temporary Equity Conversion Ratio	1			1
Reconciliation of the fair value measurements of derivative asset
Beginning balance as of beginning	¥ 0	¥ 7,132	¥ 0
Change in fair value		(68,818)	7,132
Settlement of derivative asset		61,686
Ending balance as of ending		¥ 0	¥ 7,132
Forward foreign exchange rate
Temporary Equity [Line Items]
Derivative asset, key input | ¥ / $	6.53		7.04
Risk-free interest rate
Temporary Equity [Line Items]
Derivative Asset, Rate Input			1.59%
Expected term (in years)
Temporary Equity [Line Items]
Derivative Asset, Term Input			11 months 23 days
Series A convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	¥ 500
Series B convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	500
Series C convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	800
Series D convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	6,100
Series D1 Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Issuance costs	2,200
Series E convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	35,000
Series F convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	¥ 27,000